PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2023
PROPERTY AND EQUIPMENT
Schedule of property and equipment, net of accumulated depreciation

Property and equipment, net of accumulated depreciation, as of December 31, 2022 and 2023 consisted of the following:

	2022	2023	2023
	RUB	RUB	$
Infrastructure systems and equipment	117,566	169,298	1,887.7
Finance lease right-of-use assets	26,674	36,846	410.8
Land, land rights and buildings	19,096	20,844	232.4
Office furniture and equipment	11,923	16,889	188.3
Other property and equipment	10,063	18,494	206.2
Leasehold improvements	4,507	6,186	69.0
Assets not yet in use	42,170	63,020	702.7
Total	231,999	331,577	3,697.1
Less: accumulated depreciation	(104,293)	(137,659)	(1,535.0)
Total property and equipment	127,706	193,918	2,162.1